Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets, Noncurrent [Abstract]
Summary of Other Non-current Assets

Other non-current assets consisted of the followings:

	As of December 31,
	2022	2023
	RMB	RMB
Rental deposits	2,910	1,537
Prepayment for purchase of property and equipment	1,632	21
Others	260	222
	4,802	1,780